REVENUES	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue	REVENUES
We perform a disaggregated analysis of revenues considering the nature, amount, timing and uncertainty of revenues. This includes disclosure of our revenues by segment and type, as well as a breakdown of whether revenues from goods or services are recognized at a point in time or delivered over a period of time.
a)    Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Revenues
Revenue from contracts with customers	$653	$4,959	$13,971	$55,318	$6,535	$—	$81,436
Other revenue	—	239	753	2,907	7,268	166	11,333
	$653	$5,198	$14,724	$58,225	$13,803	$166	$92,769

FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Revenues
Revenue from contracts with customers	$306	$4,041	$11,204	$44,748	$5,532	$—	$65,831
Other revenue	—	539	737	1,704	6,751	169	9,900
	$306	$4,580	$11,941	$46,452	$12,283	$169	$75,731

b)    Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$274	$41	$46,190	$3,123	$—	$49,628
Services transferred over a period of time	653	4,685	13,930	9,128	3,412	—	31,808
	$653	$4,959	$13,971	$55,318	$6,535	$—	$81,436

FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Revenues
Goods and services provided at a point in time	$—	$137	$137	$37,866	$2,897	$—	$41,037
Services transferred over a period of time	306	3,904	11,067	6,882	2,635	—	24,794
	$306	$4,041	$11,204	$44,748	$5,532	$—	$65,831
Remaining Performance Obligation
Private Equity
In our construction services business, backlog is defined as revenue yet to be delivered (i.e. remaining performance obligations) on construction projects that have been secured via an executed contract or work order. As at December 31, 2022, our backlog of construction projects was approximately $5.7 billion (2021 – $7.5 billion).
In our nuclear power generation business, backlog includes an estimate of expected future performance obligations related to long-term arrangements to provide fuel assemblies and associated components. As at December 31, 2022, our backlog of construction projects was approximately $9.2 billion (2021 – $9.3 billion).
In our Brazilian water and wastewater services business, our long-term, inflation-adjusted concession service contracts with various municipalities have an average remaining contract duration of 23 years as at December 31, 2022 (2021 – 24 years), and the remaining performance obligations were approximately $10.4 billion (2021 – $8.9 billion).
Others
In our Asset Management, Infrastructure and Renewable Power and Transition businesses, revenue is generally recognized as invoiced for contracts recognized over a period of time as the amounts invoiced are commensurate with the value provided to the customers.
c)    Lease Income
Our leases in which the company is a lessor are primarily operating in nature. Total lease income from our assets leased out on operating leases totaled $8.2 billion (2021 – $6.7 billion) including $182 million (2021 – $147 million) of income related to variable lease income that is not dependent on an index or rate.
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt:

	Payments Receivable by Period
AS AT DEC. 31, 2022 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$5,719	$9,072	$7,038	$15,983	$37,812

	Payments Receivable by Period
AS AT DEC. 31, 2021 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$5,072	$8,090	$6,333	$14,355	$33,850